Other operating costs - Schedule of payroll costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Analysis of income and expense [abstract]
Wages and salaries	£ 3,206	£ 2,971	£ 2,563
Social security costs	256	244	201
Defined contribution scheme costs	129	98	81
Defined benefit pension costs	96	121	185
Share-based payments	37	46	38
Severance costs (excluding pension costs)	12	3	5
Payroll costs including capitalised costs	3,736	3,483	3,073
Less: payroll costs capitalised	(1,693)	(1,525)	(1,279)
Total payroll costs from continuing operations	2,043	1,958	1,794
US other post retirement benefit costs	£ 26	£ 37	£ 39